Other Comprehensive (Loss) Income (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Jan. 01, 2018	Jan. 01, 2017	Jan. 01, 2016
Accumulated Other Comprehensive Income (Loss) [Roll Forward]
Balance at beginning of period	$ 37,695	$ 36,834	$ 37,203
Adoption of new accounting standards (Note 1)	(13)
Other comprehensive income	274	140	53
Balance at end of period	58,543	37,695	36,834
AOCI, Accumulated Gain (Loss), Debt Securities, Available-for-sale, Parent [Member]
Accumulated Other Comprehensive Income (Loss) [Roll Forward]
Balance at beginning of period	0	0	0
Other comprehensive income (loss), before reclassifications	97	0	0
Amounts reclassified from accumulated other comprehensive (income) loss	0	0	0
Other comprehensive income	97	0	0
Balance at end of period	97	0	0
Other comprehensive income (loss) before reclassifications, pretax	132
Amounts reclassified from accumulated other comprehensive (income) loss, pretax	1
Accumulated Foreign Currency Adjustment Attributable to Parent [Member]
Accumulated Other Comprehensive Income (Loss) [Roll Forward]
Balance at beginning of period	(129)	(127)	(165)
Other comprehensive income	(29)	(2)	38
Balance at end of period	(158)	(129)	(127)
Accumulated Net Gain (Loss) from Cash Flow Hedges Attributable to Parent [Member]
Accumulated Other Comprehensive Income (Loss) [Roll Forward]
Balance at beginning of period	(15)	(5)	(7)
Adoption of new accounting standards (Note 1)				$ (3)	$ 0	$ 0
Other comprehensive income (loss), before reclassifications	344	(11)	0
Amounts reclassified from accumulated other comprehensive (income) loss	(14)	1	2
Other comprehensive income	330	(10)	2
Balance at end of period	312	(15)	(5)
Other comprehensive income (loss) before reclassifications, pretax	465	(18)	0
Amounts reclassified from accumulated other comprehensive (income) loss, pretax	(19)	2	3
Accumulated Defined Benefit Plans Adjustment Attributable to Parent [Member]
Accumulated Other Comprehensive Income (Loss) [Roll Forward]
Balance at beginning of period	(21)	(173)	(186)
Adoption of new accounting standards (Note 1)				(4)	0	0
Other comprehensive income (loss), before reclassifications	(132)	0	0
Amounts reclassified from accumulated other comprehensive (income) loss	8	152	13
Other comprehensive income	(124)	152	13
Balance at end of period	(149)	(21)	(173)
Other comprehensive income (loss) before reclassifications, pretax	(178)	0	0
Amounts reclassified from accumulated other comprehensive (income) loss, pretax	11	249	21
Accumulated Other Comprehensive Income (Loss)
Accumulated Other Comprehensive Income (Loss) [Roll Forward]
Balance at beginning of period	(165)	(305)	(358)
Adoption of new accounting standards (Note 1)	(7)			$ (7)	$ 0	$ 0
Other comprehensive income	274	140	53
Balance at end of period	$ 102	$ (165)	$ (305)